Note 9 - Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Year Ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(60,973)	$(64,179)	$(33,279)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	29,984,284	39,023,643	39,093,246

Net loss per share —basic and diluted	$(2.03)	$(1.64)	$(0.85)

The effects of all share options and unvested restricted shares were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the years ended December 31, 2020, 2021, and 2022.